SCHEDULE OF CHANGES IN FAIR VALUE OF THE COMPANY’S LEVEL 3 FINANCIAL LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative Liabilities And Fair Value Measurements
Ending balance	$ 44,024,242	$ 25,475,514
Transfers in due to issuance of convertible notes and warrants with embedded conversion and reset provisions		33,448,287
Transfers out due to conversions of convertible notes and accrued interest into common shares		(118,778)
Transfers out due to exchanges of convertible notes, accrued interest and warrants into Series Y preferred shares		(4,834,911)
Transfers out due to cash payments made pursuant to settlement agreements		(180,988,150)
Transfers out due to elimination of the authorized share shortfall (reclassified to additional paid in capital)	(29,759,766)	171,343,164
Mark to market to December 31, 2021		(300,885)
Mark to market to February 17, 2022	(14,264,476)
Ending balance		44,024,242
Gain on change in derivative liabilities	$ 14,264,476	$ 300,885